ING Global Equity Dividend Fund

ING Global Equity Dividend Fund

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with dividend income as a secondary consideration.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Equity Dividend Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Equity Dividend Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.37%	0.37%	0.37%	0.23%	0.37%	0.37%
Total Annual Fund Operating Expenses		1.42%	2.17%	2.17%	1.03%	1.42%	1.17%
Waivers and Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.40%	2.15%	2.15%	1.03%	1.40%	1.15%
[1]	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Equity Dividend Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	709	997	1,305	2,177
Class B	718	977	1,363	2,311
Class C	318	677	1,163	2,502
Class I	105	328	569	1,259
Class O	143	447	774	1,700
Class W	117	370	642	1,419

Expense Example, No Redemption ING Global Equity Dividend Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	709	997	1,305	2,177
Class B	218	677	1,163	2,311
Class C	218	677	1,163	2,502
Class I	105	328	569	1,259
Class O	143	447	774	1,700
Class W	117	370	642	1,419

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. At least 65% of the assets of the Fund will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the MSCI World IndexSM .

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria: an above average dividend yield and the stability and growth of the dividend yield; market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size); growth of the dividend over several years; and annual earnings growth over several years. The analysis of fundamental factors (including earnings, capital structure, dividend coverage and credit ratings) seeks to limit the risk of investing in or holding unprofitable companies. The expected liquidity of a stock must be sufficient to buy or sell a position without significant impact on the share price. The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 19.88% and Worst quarter: 4th 2008, (22.52)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Equity Dividend Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(9.10%)	(5.59%)	4.43%		Sep. 17, 2003
Class A After tax on distributions		(9.27%)	(6.20%)	3.42%
Class A After tax on distributions with sale		(5.26%)	(4.45%)	3.52%
Class A MSCI World Index℠	[1]	(5.54%)	(2.37%)	5.28%	[2]
Class B before taxes		(9.02%)	(5.51%)	4.09%		Oct. 24, 2003
Class B MSCI World Index℠	[1]	(5.54%)	(2.37%)	4.59%	[2]
Class C before taxes		(5.23%)	(5.17%)	3.93%		Oct. 29, 2003
Class C MSCI World Index℠	[1]	(5.54%)	(2.37%)	4.59%	[2]
Class I before taxes		(3.23%)		(5.17%)		Aug. 01, 2007
Class I MSCI World Index℠	[1]	(5.54%)		(4.10%)	[2]
Class O before taxes		(3.66%)	(4.46%)	(3.50%)		Nov. 15, 2006
Class O MSCI World Index℠	[1]	(5.54%)	(2.37%)	(1.94%)	[2]
Class W before taxes		(3.39%)		(4.30%)		Feb. 12, 2008
Class W MSCI World Index℠	[1]	(5.54%)		(3.19%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.